Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

City Office REIT, Inc. (the “Company”) was organized in the state of Maryland on November 26, 2013. On April 21, 2014, the Company completed its initial public offering (“IPO”) of shares of the Company’s common stock. The Company contributed the net proceeds of the IPO to City Office REIT Operating Partnership, L.P., a Maryland limited partnership (the “Operating Partnership”), in exchange for common units in the Operating Partnership. Both the Company and the Operating Partnership commenced operations upon completion of the IPO and certain related formation transactions (the “Formation Transactions”).

The Company’s interest in the Operating Partnership entitles the Company to share in distributions from, and allocations of profits and losses of, the Operating Partnership in proportion to the Company’s percentage ownership of common units. As the sole general partner of the Operating Partnership, the Company has the exclusive power under the partnership agreement to manage and conduct the Operating Partnership’s business, subject to limited approval and voting rights of the limited partners.

City Office REIT, Inc. Predecessor (the “Predecessor”) represents the combination of the six properties outlined below (the “Properties”). The Predecessor does not represent a legal entity. The Predecessor and its related assets and liabilities are under common control and were contributed to a newly formed Operating Partnership in connection with the IPO of the Company on April 21, 2014.

The historical financial results in these financial statements for periods prior to April 21, 2014 relate to the Predecessor. The Predecessor is comprised of the following properties:

•	City Center: Property in St. Petersburg, Florida, acquired in December 2010.

•	Central Fairwinds: Property in Orlando, Florida, acquired in May 2012.

•	AmberGlen: Property in Portland, Oregon, acquired in December 2009.

•	Washington Group Plaza: Property in downtown Boise, Idaho, acquired in June 2013.

•	Corporate Parkway: Property in Allentown, Pennsylvania, acquired in May 2013.

•	Cherry Creek: Property in Denver, Colorado, acquired in January 2014.

The Company intends to elect to be taxed and to continue to operate in a manner that will allow it to qualify as a real estate investment trust (“REIT”) commencing with its taxable year ending December 31, 2014. Subject to qualification as a REIT, the Company will be permitted to deduct dividend distributions paid to its stockholders, eliminating the U.S. federal taxation of income represented by such distributions at the Company level. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal and state income tax on its taxable income at regular corporate tax rates and any applicable alternative minimum tax.

Pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”), the Company qualifies as an emerging growth company (“EGC”). An EGC may choose to take advantage of the extended private company transition period provided for complying with new or revised accounting standards that may be issued by the Financial Accounting Standards Board (“FASB”) or the Securities and Exchange Commission (the “SEC”). The Company has elected to opt out of such extended transition period. This election is irrevocable.

Initial Public Offering and Formation Transactions

The Company’s operations will be carried on primarily through the Operating Partnership and wholly owned subsidiaries of the Operating Partnership. Both the Company and the Operating Partnership commenced operations upon completion of the IPO and certain related formation transactions.

On April 21, 2014, the Company closed the IPO, pursuant to which it sold 5,800,000 shares of common stock to the public at a public offering price of $12.50 per share. The Company raised $72.5 million in gross proceeds, resulting in net proceeds to us of approximately $63.4 million after deducting approximately $5.1 million in underwriting discounts and approximately $4.0 million in other expenses relating to the IPO. On May 9, 2014, the underwriters of the IPO exercised their overallotment option to purchase an additional 782,150 shares of the Company’s common stock at the IPO price of $12.50 a share resulting in additional gross proceeds of approximately $9.8 million. The net proceeds to the Company were $9.1 million after deducting approximately $0.7 million in underwriting discounts. The Company’s common stock began trading on the New York Stock Exchange under the symbol “CIO” on April 15, 2014.

The Company contributed the net proceeds of the IPO to the Operating Partnership in exchange for common units in the Operating Partnership. The Operating Partnership utilized a portion of the net proceeds of the IPO to pay fees in connection with the assumption of the indebtedness, pay expenses incurred in connection with the IPO and Formation Transactions and repay loans that were made to several of the contributing entities by certain investors in such entities. The remaining funds are expected to be used for general working capital purposes and to fund potential future acquisitions.

Pursuant to the Formation Transactions and exercise of the underwriters’ overallotment option, the Operating Partnership acquired a 100% interest in each of the Washington Group Plaza, Cherry Creek and Corporate Parkway properties and acquired an approximate 76% economic interest in the AmberGlen property, 90% interest in the Central Fairwinds property and 95% interest in the City Center property. These initial property interests were contributed in exchange for 3,731,209 common units, 1,610,765 common stock and $19.4 million of cash. On May 9, 2014, subsequent to the exercise of the underwriters’ overallotment option, 479,305 common units and 248,095 common stock were redeemed for $9.1 million in cash.

In connection with the IPO and Formation Transactions, the Company, through its Operating Partnership, extinguished the loan on the Central Fairwinds property and completed a refinancing of three properties (Cherry Creek, City Center and Corporate Parkway) with a new $95 million non-recourse mortgage loan and proceeds from the IPO. The loan bears a fixed interest rate of 4.34% and matures on May 6, 2021.

The following is a summary of the Predecessor Statements of Operations for the period from April 1, 2014 through April 20, 2014 and for the period from January 1, 2014 through April 20, 2014, and the Company’s Statement of Operations for the period from April 21, 2014 through September 30, 2014. These amounts are included in the condensed consolidated and combined statement of operations herein for the three and nine months ended September 30, 2014. All balances as of December 31, 2013 and for the three and nine months ended September 30, 2013 are those of the Predecessor.

	Predecessor		City Office REIT, Inc
	April 1, 2014 through April 20, 2014	January 1, 2014 through April 20, 2014	April 21, 2014 through September 30, 2014
Revenues:
Rental income	$1,628,480	$8,865,238	$15,122,653
Expense reimbursement	105,569	555,611	1,240,956
Other	47,198	342,859	246,772

Total Revenues	1,781,247	9,763,708	16,610,381

Operating Expenses:
Property operating expenses	510,431	2,764,893	4,539,478
Insurance	23,570	176,428	313,043
Property taxes	136,684	597,788	1,177,853
Property management fees	27,265	234,882	384,615
Acquisition costs	—	806,344	745,003
Base management fees	—	—	411,471
Stock-based compensation	—	—	667,347
General and administrative	29,799	79,799	741,580
Depreciation and amortization	701,962	3,861,939	6,771,654

Total Operating Expenses	1,429,711	8,522,073	15,752,044

Operating income	351,536	1,241,635	858,337
Interest expense, net	(610,378)	(3,771,792)	(4,993,283)
Change in fair value of earn-out	—	—	(1,047,515)
Gain on equity investment	—	4,474,644	—

Net (Loss)/Income	(258,842)	1,944,487	(5,182,461)

Net Loss attributable to noncontrolling interests in properties	18,785	28,710	(37,036)

Net (Loss)/Income attributable to Predecessor	(240,057)	1,973,197	—

Net loss attributable to Operating Partnership noncontrolling interests			1,508,097

Net loss attributable to Stockholders			(3,711,400)

1. Organization and Description of Business

City Office REIT, Inc. Predecessor (the “Predecessor”), represents the combination of the five properties outlined below (the “Properties”) and a 42.3% unconsolidated investment in an entity, Cherry Creek Campus (“Cherry Creek”), that owns an office complex containing three buildings located in Denver Colorado. The Predecessor does not represent a legal entity. The Predecessor and its related assets and liabilities are under common control and are expected to be contributed to a newly formed entity, City Office REIT, Inc., (“City Office”) in connection with a contemplated initial public offering (the “Offering”) in the United States of America.

City Office is a newly incorporated Maryland corporation formed on November 26, 2013 and has conducted no operations. City Office anticipates filing a registration statement with the Securities and Exchange Commissions in connection with the Offering. City Office will contribute the net proceeds of the Offering to City Office REIT Operating Partnership LP, a Maryland limited Liability partnership (the “Operating Partnership”) in exchange for common units in our Operating Partnership.

The Operating Partnership will use the net proceeds of the Offering to pay fees in connection with the assumption of the indebtedness; pay expenses incurred in connection with the Offering and the formation transactions; repay loans that were made to several of the contributing entities by certain investors in such entities, for general working capital purposes and to fund potential future acquisitions.

If this offering is successful, City Office intends that it will become a publicly owned corporation that elects and qualifies to be taxed as a real estate investment trust, or REIT, for U.S. federal income tax purposes commencing with its taxable year ending December 31, 2014.

The Properties include:

City Center: The Predecessor holds a 90% interest in a property in St. Petersburg, Florida, acquired in December 2010.

Central Fairwinds: The Predecessor holds a 90% interest in a property in Orlando, Florida, acquired in May 2012.

AmberGlen: The Predecessor holds an 85% interest in a Limited Partnership that owns a property in Portland, Oregon, acquired in December 2009.

Washington Group Plaza: The Predecessor holds an 89.9% interest in a property in downtown Boise, Idaho, acquired in June 2013.

Corporate Parkway: The Predecessor holds a 100% interest in a property in Allentown, Pennsylvania, acquired in May 2013.